Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 Telephone: (215) 564-8000 Facsimile: (215) 564-8120

November 26, 2008

VIA EDGAR TRANSMISSION

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	EGA Emerging Global Shares Trust (the “Trust”) Initial Registration Statement on Form N-1A File No. 811-22255

Dear Sir or Madam:

     On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”). The Trust is a statutory trust organized under the laws of the State of Delaware. In addition to the Registration Statement, the Trust has filed via EDGAR its Notification of Registration on Form N-8A.

     The Trust will operate as an open-end, management investment company, and initially intends to issue twelve series of shares: (1) Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund; (2) Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund; (3) Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund; (4) Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund; (5) Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund; (6) Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund; (7) Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund; (8) Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund; (9) Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund; (10) Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund; (11) Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund; and (12) Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund (each a “Fund” and collectively, the “Funds”). Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act. Each Fund will be non-diversified for purposes of the 1940 Act. It is the Trust's intention to rely on the ETF Rule when it is promulgated by the Commission.

     Please direct questions or comments to the undersigned at (215) 564-8139, or Michael D. Mabry at (215) 561-8011.

Sincerely,

/s/ James J. O’Connor James J. O’Connor , Esq.

cc:	Robert C. Holderith James J. Valenti Emerging Global Advisors, LLC Michael D. Mabry, Esq.